Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	450,000,000	450,000,000
Common stock, shares issued	10,794,812	10,614,319
Common stock, shares outstanding	10,794,812	10,614,319
Series A Convertible Preferred Shares [Member]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	403,831	449,473
Preferred stock, shares outstanding	403,831	449,473